UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06206

Nuveen Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Quality Municipal Fund, Inc. (NQI)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 148.9% (100.0% of Total Investments)
	Alabama – 1.8% (1.2% of Total Investments)
$ 7,000	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24	6/15 at 100.00	A1 (4)	$ 7,443,940
	(Pre-refunded 6/01/15) – NPFG Insured
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Auburn Water Supply Agreement,
	Series 2011:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	AA–	1,263,825
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	AA–	1,011,580
9,250	Total Alabama			9,719,345
	Arizona – 8.8% (5.9% of Total Investments)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,361,691
1,850	5.000%, 2/01/21	No Opt. Call	BBB+	2,058,662
10,000	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	10,529,300
	Facility Project, Series 2012A, 5.000%, 7/01/31
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	1,311,876
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA–	1,613,475
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	7,575,505
2,750	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032- 11034,	7/17 at 100.00	AA	2,800,050
	15.449%, 7/01/26 – AGM Insured (IF)
10,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding	7/23 at 100.00	AA–	10,652,600
	Series 2013, 5.000%, 7/01/30 (Alternative Minimum Tax)
8,755	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 5.500%, 7/01/39 –	No Opt. Call	AA	9,850,426
	FGIC Insured
44,345	Total Arizona			47,753,585
	Arkansas – 0.4% (0.3% of Total Investments)
2,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2 (4)	2,331,788
	5.000%, 11/01/24 (Pre-refunded 11/01/14) – NPFG Insured
	California – 17.0% (11.4% of Total Investments)
3,800	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	No Opt. Call	AAA	4,136,528
	Series 2012AL, 5.000%, 12/01/15 (WI/DD, Settling 2/03/14)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
220	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	228,932
3,790	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	3,943,874
205	5.000%, 12/01/26 (Pre-refunded 12/01/14)	12/14 at 100.00	Aa1 (4)	213,323
3,760	5.000%, 12/01/26 (Pre-refunded 12/01/14)	12/14 at 100.00	AAA	3,912,656
1,020	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	11/22 at 100.00	BBB+	1,099,999
	Angeles, Series 2012A, 5.000%, 11/15/23
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A,	8/23 at 100.00	AA–	5,035,750
	5.000%, 8/15/52
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	4/13 at 100.00	A1	80,257
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,031
3,745	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AA+ (4)	3,775,597
	4/01/14) – AMBAC Insured
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	8,057,140
	2011A, 6.000%, 8/15/42
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	961,640
	Angeles, Series 2007, 5.000%, 8/15/47
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,483,850
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
22,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 36.24	A	7,994,800
	Bonds, Series 1999, 0.000%, 1/15/31 – NPFG Insured
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/14 at 100.00	A	5,000,700
	5.125%, 3/01/32 – AMBAC Insured
8,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	8,517,340
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,610,807
	11/01/25 – AGM Insured
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA–	1,219,306
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
3,785	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	4/14 at 100.00	AA– (4)	4,294,385
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AA–	2,040,440
	Project, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,390	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	No Opt. Call	A+	1,536,659
	Airport, Refunding Second Series 2010C, 5.000%, 5/01/16
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding
	Series 2005A:
2,000	5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	AA+	2,131,020
3,655	5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	AA+	3,893,891
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	8,052,273
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,482,200
	2006, 0.000%, 8/01/23 – FGIC Insured
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	Aa2 (4)	1,024,350
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 (Pre-refunded 8/01/14) –
	FGIC Insured
1,525	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	Aa2 (4)	1,562,134
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 (Pre-refunded 8/01/14) –
	FGIC Insured
3,170	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA (4)	3,397,289
	5.000%, 8/01/28 (Pre-refunded 8/01/15) – NPFG Insured
108,105	Total California			91,692,171
	Colorado – 6.8% (4.6% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AA–	2,126,147
	6/01/22 – AGM Insured
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities
	Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	BBB+	1,763,033
2,895	5.000%, 12/01/23	12/22 at 100.00	BBB+	3,067,195
4,200	5.000%, 12/01/24	12/22 at 100.00	BBB+	4,390,344
690	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A–	736,106
	Samaritan Society Project, Series 2013, 5.500%, 6/01/33
2,540	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA–	2,839,999
	Obligation Bonds, Series 2013, 5.000%, 12/01/25 – AGM Insured
5,365	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/23 –	11/16 at 100.00	AA–	5,883,635
	NPFG Insured (UB)
1,000	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	A+	1,093,230
	NPFG Insured
1,085	Denver, Colorado, Airport Revenue Bonds, Trust 2365, 16.212%, 11/15/25 – NPFG Insured (IF)	11/16 at 100.00	AA–	1,475,795
9,880	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 –	No Opt. Call	A	3,395,954
	NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	A	5,045,600
	NPFG Insured
	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewatert
	Revenue Bonds, Series 2012:
400	5.000%, 12/01/32	No Opt. Call	A+	428,116
1,000	3.000%, 12/01/32	No Opt. Call	A+	820,950
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	1,302,788
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	958,126
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
1,100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA–	1,085,007
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
5	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	5,210
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
320	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	339,981
175	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	185,927
46,440	Total Colorado			36,943,143
	District of Columbia – 1.2% (0.8% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,397,625
	Tender Option Bond Trust 1606, 11.881%, 10/01/30 – AMBAC Insured (IF) (5)
3,920	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+ (4)	5,159,974
	Tender Option Bond Trust 1730, 11.873%, 10/01/36 (Pre-refunded 10/01/16) – AMBAC
	Insured (IF) (5)
5,255	Total District of Columbia			6,557,599
	Florida – 14.2% (9.6% of Total Investments)
4,455	Broward County School Board, Florida, Certificates of Participation, Series 2005A, 5.000%,	7/15 at 100.00	AA–	4,675,656
	7/01/28 – AGM Insured
10,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	10,364,900
	AGM Insured
2,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA–	2,203,660
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds,	No Opt. Call	A	1,095,930
	Refunding Series 2012, 5.000%, 5/01/26
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA– (4)	3,557,882
	(Pre-refunded 10/01/14) – NPFG Insured
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	4,153,200
7,000	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,	No Opt. Call	A+	7,948,430
	Senior Secured Series 2012A-1, 5.000%, 6/01/22
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	No Opt. Call	AAA	3,246,125
	Trust 2929, 17.566%, 12/01/16 – AGC Insured (IF) (5)
1,560	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.000%, 6/01/38	6/16 at 100.00	A–	1,490,159
6,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	No Opt. Call	A	6,774,540
	Subordinate Refunding Series 2013A, 5.000%, 10/01/21 (Alternative Minimum Tax)
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A1	636,996
	5.000%, 10/01/30
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,058,920
	2011, 5.000%, 11/15/25
13,045	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A,	10/14 at 100.00	A	13,083,613
	5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B,	10/18 at 100.00	AA–	10,237,284
	5.000%, 10/01/41 – AGM Insured
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	4,290,814
	5.000%, 11/15/33
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	AA–	2,115,740
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
72,870	Total Florida			76,933,849
	Georgia – 3.3% (2.2% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22	11/14 at 100.00	AA– (4)	1,036,560
	(Pre-refunded 11/01/14) – AGM Insured
7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	7,351,960
	AGM Insured
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 –	12/21 at 100.00	AA–	2,190,320
	AGM Insured
6,355	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw	7/14 at 100.00	A3	6,455,917
	State University Foundations, Student Housing Subordinate Lien Series 2004C, 5.000%, 7/15/36 –
	NPFG Insured
940	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw	7/14 at 100.00	A3 (4)	960,718
	State University Foundations, Student Housing Subordinate Lien Series 2004C, 5.000%, 7/15/36
	(Pre-refunded 7/15/14) – NPFG Insured
17,295	Total Georgia			17,995,475
	Hawaii – 0.9% (0.6% of Total Investments)
4,250	Hawaii State, General Obligation Bonds, Refunding Series 2011EA, 5.000%, 12/01/20	No Opt. Call	AA	5,092,605
	Illinois – 10.1% (6.8% of Total Investments)
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
675	5.000%, 1/01/25	7/23 at 100.00	Aa3	749,034
1,170	5.000%, 1/01/26	7/23 at 100.00	Aa3	1,282,659
3,490	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Refunding Series	No Opt. Call	A+	3,729,309
	2005A, 5.500%, 12/01/30 – AMBAC Insured
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA–	2,447,481
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
1,775	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	1,883,080
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
2,660	Cook County, Illinois, General Obligation Bonds, Refunding Series 2007B, 5.000%, 11/15/21 –	11/17 at 100.00	AA	2,920,520
	NPFG Insured
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA–	2,439,315
	AGM Insured
1,150	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,216,217
	2011C, 5.500%, 8/15/41
825	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	892,766
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	474,852
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	7,782,580
	5.250%, 1/01/37 – AGM Insured
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	14,758,350
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	847,050
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	11,327,400
	Project, Series 2002A, 0.000%, 12/15/24 – NPFG Insured
1,575	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	1,705,079
	Illinois, General Obligation Bonds, Series 2014A, 4.000%, 6/01/16 (WI/DD, Settling 2/13/14)
63,650	Total Illinois			54,455,692
	Indiana – 4.3% (2.9% of Total Investments)
4,100	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	3,850,720
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
11,130	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	11,439,525
	2011B, 5.000%, 10/01/41
3,680	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,772,000
	NPFG Insured
3,375	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%,	No Opt. Call	AA+	3,540,679
	6/01/15 – AMBAC Insured
500	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	512,620
	5.875%, 1/01/24 (Alternative Minimum Tax)
22,785	Total Indiana			23,115,544
	Kansas – 1.0% (0.7% of Total Investments)
5,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	5,628,370
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 1.0% (0.7% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	Aa3	3,147,901
	5.000%, 5/01/25 – NPFG Insured
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AA– (4)	2,389,066
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – AGM Insured
5,245	Total Kentucky			5,536,967
	Louisiana – 5.1% (3.4% of Total Investments)
1,000	Lafayette Public Power Authority, Louisiana, Electric Revenue Bonds, Series 2012, 5.000%, 11/01/29	No Opt. Call	A+	1,078,130
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
11,325	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	11,531,568
8,940	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	8,947,957
10	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.435%,	5/16 at 100.00	Aa1	10,036
	5/01/34 – NPFG Insured (IF)
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.402%,	5/16 at 100.00	Aa1	5,018
	5/01/34 – NPFG Insured (IF)
5,000	Louisiana State, General Obligation Bonds, Series 2012C, 5.000%, 7/15/21	No Opt. Call	AA	5,975,400
26,280	Total Louisiana			27,548,109
	Maine – 0.3% (0.2% of Total Investments)
1,640	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%,	11/21 at 100.00	AA+	1,642,427
	11/15/24 – AGM Insured (Alternative Minimum Tax)
	Massachusetts – 3.7% (2.5% of Total Investments)
4,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	4,233,600
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	6,880,440
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	4,155,577
	Institute of Technology, Tender Option Bond Trust 11824, 13.864%, 1/01/16 (IF)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,508,139
	8/01/46 – AGM Insured (UB) (5)
1,245	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA–	1,354,174
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
18,045	Total Massachusetts			20,131,930
	Michigan – 2.9% (2.0% of Total Investments)
1,825	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa2	1,965,434
	Series 2007, 5.000%, 5/01/28 – AGM Insured
2,750	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	2,941,043
	2011-II-A, 5.375%, 10/15/36
10,585	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A2	10,919,909
	Refunding Series 2009, 5.750%, 11/15/39
15,160	Total Michigan			15,826,386
	Minnesota – 1.1% (0.8% of Total Investments)
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	AA–	1,048,240
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
3,500	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds,	No Opt. Call	Aa2	3,985,310
	Refunding School Building Series 2014A, 5.000%, 4/01/17 (WI/DD, Settling 2/05/14)
1,040	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	1,045,106
	Community, Series 2012B, 4.875%, 5/01/19
5,540	Total Minnesota			6,078,656
	Mississippi – 1.6% (1.1% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds,	No Opt. Call	N/R (4)	2,715,000
	Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured (ETM)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AA–	6,043,514
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
8,160	Total Mississippi			8,758,514
	Nebraska – 3.4% (2.3% of Total Investments)
4,405	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	4,460,018
	5.000%, 9/01/32
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC	9/17 at 100.00	AA	12,386,188
	Insured (UB) (5)
1,225	Lincoln, Nebraska, Water Revenue Bonds, Refunding Series 2013, 5.000%, 8/15/20	No Opt. Call	Aa1	1,465,541
17,785	Total Nebraska			18,311,747
	Nevada – 2.0% (1.3% of Total Investments)
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,500	5.000%, 7/01/25 (Alternative Minimum Tax)	1/23 at 100.00	A	2,691,750
2,500	5.000%, 7/01/26 (Alternative Minimum Tax)	1/23 at 100.00	A	2,662,750
5,000	5.000%, 7/01/27 (Alternative Minimum Tax)	1/23 at 100.00	A	5,266,300
10,000	Total Nevada			10,620,800
	New Jersey – 4.9% (3.3% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,730,345
1,700	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,728,917
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	5,735,800
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/23
3,850	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A	4,150,916
	Grants, Series 2002A, 5.500%, 9/15/15 (WI/DD, Settling 2/03/14) – AMBAC Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	1,110,040
	Appreciation Series 2010A, 0.000%, 12/15/26
4,475	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	No Opt. Call	AA+	4,866,607
	5.000%, 12/15/34 – AMBAC Insured
6,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	7,006,200
	AGM Insured
24,725	Total New Jersey			26,328,825
	New Mexico – 0.9% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,345	5.000%, 6/01/22 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AAA	1,366,641
3,290	5.000%, 6/01/23 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AAA	3,342,936
4,635	Total New Mexico			4,709,577
	New York – 5.0% (3.4% of Total Investments)
50	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	4/13 at 100.00	A+	50,218
	Program, Series 2002D, 5.500%, 10/01/17 – NPFG Insured
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,047,809
	2/15/47 – NPFG Insured
2,890	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	3,112,761
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	3,222,978
	5/01/33 – NPFG Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	2,080,600
	5/01/36 – AGM Insured
1,290	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	1,422,638
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
1,740	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series	11/15 at 100.00	AA+	1,839,841
	2005, Trust 2364, 17.600%, 11/15/44 – AMBAC Insured (IF)
430	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/14 at 100.00	AA–	430,993
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2005B:
2,460	5.000%, 3/15/24 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	2,593,627
2,465	5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	2,598,899
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	No Opt. Call	AAA	5,683,200
	Series 2010A, 5.000%, 3/15/17
25,705	Total New York			27,083,564
	North Carolina – 0.4% (0.3% of Total Investments)
2,140	North Carolina State, General Obligation Bonds, Refunding Series 2013C, 3.500%, 5/01/16	No Opt. Call	AAA	2,292,368
	(WI/DD, Settling 2/03/14)
	North Dakota – 1.1% (0.7% of Total Investments)
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds,
	Series 2012A:
600	3.000%, 3/01/18	No Opt. Call	A	626,268
970	4.000%, 3/01/19	No Opt. Call	A	1,051,538
1,085	5.000%, 3/01/21	No Opt. Call	A	1,225,312
2,830	Williston, North Dakota, Limited Obligation Bonds, Certificates of Indebtedness, Series 2013A,	11/14 at 100.00	N/R	2,847,008
	2.500%, 11/01/15
5,485	Total North Dakota			5,750,126
	Ohio – 3.6% (2.4% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19	6/14 at 100.00	A+ (4)	7,119,910
	(Pre-refunded 6/01/14) – FGIC Insured
9,045	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	9,048,166
	AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA–	3,272,378
	Series 2005, 5.000%, 12/01/24 – AGM Insured
19,110	Total Ohio			19,440,454
	Pennsylvania – 8.7% (5.8% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	A1	3,204,120
	12/01/23 – NPFG Insured
1,165	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2010, 5.000%,	12/20 at 100.00	AA–	1,190,956
	6/01/40 – AGM Insured
6,015	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,152,924
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,600	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+	1,751,968
	5.000%, 8/01/24 – AMBAC Insured
2,450	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	2,545,795
	5.000%, 1/01/40 – AGM Insured
3,750	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	4,008,263
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	5,401,836
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	AA–	5,149,450
7,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	8,032,199
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%,	12/15 at 100.00	A	2,041,840
	12/01/23 – FGIC Insured
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	1,197,293
1,000	5.500%, 12/01/35 – AGM Insured	12/21 at 100.00	AA–	1,066,360
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	5,086,805
	Series 2012B, 4.000%, 1/01/33
46,145	Total Pennsylvania			46,829,809
	Puerto Rico – 1.5% (1.0% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	2,247,675
	FGIC Insured
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	BB+ (4)	5,619,750
	5.500%, 7/01/16 – FGIC Insured (ETM)
7,500	Total Puerto Rico			7,867,425
	South Carolina – 2.7% (1.8% of Total Investments)
5,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	5,905,450
	Refunding Series 2011B, 5.000%, 12/01/21
8,950	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	8,966,200
	10/01/34 – SYNCORA GTY Insured
13,950	Total South Carolina			14,871,650
	South Dakota – 0.9% (0.6% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,
	Series 2012A:
250	5.000%, 7/01/27	7/21 at 100.00	AA–	264,585
4,350	5.000%, 7/01/42	7/21 at 100.00	AA–	4,422,558
4,600	Total South Dakota			4,687,143
	Texas – 11.9% (8.0% of Total Investments)
2,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	2,395,870
	AGM Insured
1,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	1,783,895
	6.250%, 1/01/46
1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools,	No Opt. Call	BBB	1,458,720
	Series 2012, 3.750%, 8/15/22
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20	7/14 at 100.00	AA– (4)	3,208,140
	(Pre-refunded 7/15/14) – AGM Insured
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	5,033,100
	5.000%, 11/01/38 (Alternative Minimum Tax)
3,355	Deer Park Independent School District, Harris County, Texas, Limited Tax School Building and	2/22 at 100.00	AAA	3,970,441
	Refunding Bonds, Series 2013, 5.000%, 2/15/23
4,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	12/18 at 100.00	A+ (4)	5,156,880
	Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)
4,700	Houston, Texas, First Lien Combined Utility System Revenue Bonds, First Lien Series 2004A,	5/14 at 100.00	AA	4,769,278
	5.250%, 5/15/24 – FGIC Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Facilities Department, Refunding Series 2011B:
3,500	5.125%, 9/01/32 – AGM Insured	9/16 at 100.00	AA–	3,601,255
2,055	5.125%, 9/01/33 – AGM Insured	9/16 at 100.00	AA–	2,113,424
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	22,256,055
	5.750%, 12/01/32 – AGM Insured (ETM)
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	Aa3	2,549,105
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/29	No Opt. Call	A3	2,542,875
2,500	5.000%, 12/15/30	No Opt. Call	A3	2,528,425
800	5.000%, 12/15/32	No Opt. Call	A3	803,368
56,435	Total Texas			64,170,831
	Utah – 0.8% (0.5% of Total Investments)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust R-11752, 13.004%,	6/18 at 100.00	AAA	4,227,309
	6/15/27 – AGM Insured (IF)
	Vermont – 0.3% (0.2% of Total Investments)
2,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation	5/16 at 100.00	N/R	1,836,480
	Project, Refunding Series 2006A, 5.375%, 5/01/36
	Washington – 9.2% (6.1% of Total Investments)
10,355	King County School District 403 Renton, Washington, General Obligation Bonds, Series 2012,	No Opt. Call	AA+	12,370,497
	5.000%, 12/01/19
8,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	8,402,800
1,665	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.766%,	7/17 at 100.00	AA+	1,986,478
	7/01/32 – AGM Insured (IF) (5)
1,970	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,051,676
	Center, Series 2011A, 5.625%, 1/01/35
10,000	Washington State, General Obligation Refunding Bonds, Various Purpose Series 2012R-13A,	No Opt. Call	AA+	11,948,300
	5.000%, 7/01/21
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	12,807,914
	6/01/28 – NPFG Insured (UB) (5)
53,500	Total Washington			49,567,665
	West Virginia – 1.7% (1.1% of Total Investments)
8,655	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	8,973,937
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 3.8% (2.5% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 (Pre-refunded	11/14 at 100.00	Aa2 (4)	1,694,432
	11/01/14) – AGM Insured
3,390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	3,158,633
	Series 2012B, 4.500%, 2/15/40
11,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	11,224,620
	Series 2012, 5.000%, 6/01/32
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	A	1,346,450
	Series 2011A, 5.750%, 5/01/35
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A–	1,017,440
	Living Communities, Refunding Series 2013, 5.000%, 8/15/33
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,002,920
	Services Inc., Series 2006B, 5.125%, 8/15/30
1,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series	7/15 at 100.00	A1	1,036,490
	2005A, 5.000%, 7/01/30 – AMBAC Insured
20,275	Total Wisconsin			20,480,985
	Wyoming – 0.6% (0.4% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB	1,060,030
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,075,480
1,265	Wyoming Community Development Authority, Housing Revenue Bonds, 2012 Series 1, 4.375%,	12/21 at 100.00	AA+	1,237,916
	12/01/32 (Alternative Minimum Tax)
3,265	Total Wyoming			3,373,426
$ 811,590	Total Municipal Bonds (cost $774,547,059)			805,166,276

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 592	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 106,647
166	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	22,259
$ 758	Total Corporate Bonds (cost $37,765)				128,906
	Total Long-Term Investments (cost $774,584,824)				805,295,182
	Floating Rate Obligations – (7.0)%				(38,080,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (44.5)% (8)				(240,400,000)
	Other Assets Less Liabilities – 2.6%				14,045,913
	Net Assets Applicable to Common Shares – 100%				$ 540,861,095

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$805,166,276	$ —	$805,166,276
Corporate Bonds	—	—	128,906	128,906
Total	$ —	$805,166,276	$128,906	$805,295,182

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $741,773,060.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 38,331,325
Depreciation	(12,889,319)

Net unrealized appreciation (depreciation) of investments	$ 25,442,006

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.9%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014